Dividends Paid and Proposed (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Dividends [Line Items]
Dividends paid, ordinary shares	$ 42.2	$ 63.8	$ 45.0
First Interim Dividend
Dividends [Line Items]
Dividends paid, ordinary shares per share (in dollars per share)		$ 0.14
Second Interim Dividend
Dividends [Line Items]
Dividends paid, ordinary shares per share (in dollars per share)		0.15
Third Interim Dividend
Dividends [Line Items]
Dividends paid, ordinary shares per share (in dollars per share)		$ 0.15